Supplemental Financial Data	12 Months Ended
Dec. 31, 2011
Supplemental Financial Data [Abstract]
Supplemental Financial Data
NOTE 21.	SUPPLEMENTAL FINANCIAL DATA

Components of other operating expenses in excess of 1% of total revenue are as follows:

	Years Ended December 31,
	2011	2010
Security	$338,418	$356,803
Computer expenses	946,362	1,046,775
Audit and professional fees	865,853	797,478
Telephone expenses	152,275	243,817
FDIC insurance assessments	1,101,069	1,416,624
Other real estate expenses	816,217	534,015